NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2020
NET INCOME PER SHARE
25.	NET INCOME PER SHARE
Basic and diluted net income per share for each of the periods presented were calculated as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income	11,626	21,254	10,430
- allocated to ordinary share - basic	11,583	21,117	10,352
- allocated to nonvested share - basic	43	137	78

Denominator:
Weighted average number of ordinary shares outstanding	132,363,620	133,060,900	133,984,929
Weighted average number of nonvested share	487,685	862,436	1,010,719
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	265,850	214,781	236,576

Weighted average ordinary shares outstanding used in computing diluted net income per share	133,117,155	134,138,117	135,232,224

Basic net income per share	0.09	0.16	0.08

Basic net income per nonvested share	0.09	0.16	0.08

Diluted net income per share	0.09	0.16	0.08

Diluted net income per nonvested share	0.09	0.16	0.08